PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Depreciation expense	$ 1,500,000	$ 1,400,000	$ 1,300,000
Finance Lease Arrangements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amortization expenses of assets	$ 507,000	$ 350,000	$ 165,000